Equity Incentive Program	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Equity Incentive Program

On December 18, 2014, the Company's Board of Directors approved an Equity Incentive Program (the "Equity Incentive Program"), whereby the Company's employees may elect to receive equity in lieu of cash for all or part of their salary compensation.

Pursuant to the Equity Incentive Program, each of the Company's employees may choose to forego all or part of their salary compensation in exchange for stock options or shares of restricted common stock. During the quarter ended March 31, 2015, for each dollar of compensation foregone, each employee was eligible to receive either four stock options or three and one-third shares of restricted common stock. During the quarter ended June 30, 2015, for each dollar of compensation foregone, each employee was eligible to receive either five stock options or four shares of restricted common stock.

On July 10, 2015, the Company's Board of Directors extended the Equity Incentive Program through September 30, 2015. For the fiscal quarter ended September 30, 2015, for each dollar of compensation foregone, each employee was eligible to receive either six stock options or five shares of restricted common stock. Stock options issued pursuant to the program vested immediately upon issuance and have an exercise price of $0.19 per share, while restricted stock issued pursuant to the program shall also vest immediately and have a stock basis of $0.19 per share.

The Company issued all stock options and restricted stock due to employees pursuant to the Equity Incentive Program on the last day of each calendar month. Stock options issued pursuant to the program vested immediately upon issuance and had an exercise price of $0.30, $0.24 and $0.19 per share during the quarters ended March 31, 2015, June 30, 2015, and September 30, 2015, respectively. Such stock options have a term of ten years and are otherwise subject to the terms of the Company's 2012 Equity Incentive Plan, including cashless exercise as an available form of payment. Restricted stock issued pursuant to the program also vested immediately and has a stock basis of $0.30, $0.24 and $0.19 per share for shares issued during the quarters ended March 31, 2015, June 30, 2015 and September 30, 2015, respectively.

Upon the conclusion of the program, the Company will calculate its profitability for the quarter ended September 30, 2015 using an adjusted Earnings Before Interest Depreciation and Amortization ("EBITDA") calculation, and if the Company has achieved profitable operations, it shall proportionally distribute salary compensation back to all employees participating in the program from July 1, 2015 through September 30, 2015 in exchange for the equity granted. The Company did not achieve profitability for the quarter ended September 30, 2015.

For the nine months ended September 30, 2015, the Company issued 464,955 shares of restricted Common Stock valued at $126,506 and granted 217,491 options valued at $42,211 pursuant to the Equity Incentive Program.